Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.36%
Communication services: 0.33%
Entertainment: 0.33%
Lions Gate Entertainment Corp. Class B†	284,947	$2,000,328
Consumer discretionary: 9.77%
Automobile components: 1.93%
Modine Manufacturing Co.†	49,695	5,041,558
Patrick Industries, Inc.	69,809	6,781,246
		11,822,804
Broadline retail: 0.93%
Ollie’s Bargain Outlet Holdings, Inc.†	51,400	5,731,614
Diversified consumer services: 0.46%
KinderCare Learning Cos., Inc.†	135,634	2,813,049
Hotels, restaurants & leisure: 1.82%
International Game Technology PLC	297,851	5,069,424
Krispy Kreme, Inc.	291,279	2,641,901
Life Time Group Holdings, Inc.†	118,608	3,438,446
		11,149,771
Household durables: 1.05%
Champion Homes, Inc.†	69,985	6,461,715
Specialty retail: 2.75%
Academy Sports & Outdoors, Inc.	72,924	3,814,654
Boot Barn Holdings, Inc.†	28,071	4,515,220
Burlington Stores, Inc.†	16,874	4,791,035
Valvoline, Inc.†	100,280	3,721,391
		16,842,300
Textiles, apparel & luxury goods: 0.83%
On Holding AG Class A†	84,611	5,066,507
Consumer staples: 3.30%
Beverages: 0.49%
Celsius Holdings, Inc.†	119,741	2,991,130
Consumer staples distribution & retail : 1.21%
Performance Food Group Co.†	81,711	7,379,320
Food products: 0.48%
SunOpta, Inc.†	404,678	2,966,290
Personal care products: 1.12%
e.l.f. Beauty, Inc.†	32,598	3,256,866
Oddity Tech Ltd. Class A†	75,672	3,611,068
		6,867,934
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Energy: 1.51%
Energy equipment & services: 0.86%
TechnipFMC PLC	175,532	$5,274,737
Oil, gas & consumable fuels: 0.65%
Civitas Resources, Inc.	78,242	3,971,564
Financials: 12.12%
Banks: 0.98%
Triumph Financial, Inc.†	78,005	6,011,065
Capital markets: 3.60%
DigitalBridge Group, Inc.	246,099	2,699,706
Evercore, Inc. Class A	20,485	5,966,666
Stifel Financial Corp.	71,390	8,270,532
Virtu Financial, Inc. Class A	127,753	5,117,785
		22,054,689
Financial services: 2.64%
Essent Group Ltd.	111,949	6,521,029
Flywire Corp.†	239,915	4,637,557
Shift4 Payments, Inc. Class A†	41,798	5,009,490
		16,168,076
Insurance: 4.90%
Baldwin Insurance Group, Inc. Class A†	186,491	7,636,807
Bowhead Specialty Holdings, Inc.†	145,235	4,695,448
Palomar Holdings, Inc.†	44,989	4,852,963
Ryan Specialty Holdings, Inc. Class A	106,379	7,082,714
Skyward Specialty Insurance Group, Inc.†	129,337	5,727,042
		29,994,974
Health care: 21.75%
Biotechnology: 8.96%
ADMA Biologics, Inc.†	235,449	3,802,501
Amicus Therapeutics, Inc.†	431,710	4,135,782
ARS Pharmaceuticals, Inc.†	207,956	2,707,587
Biohaven Ltd.†	74,097	2,834,210
Blueprint Medicines Corp.†	41,239	4,640,625
Cytokinetics, Inc.†	73,888	3,654,501
Dynavax Technologies Corp.†	320,006	4,176,078
Insmed, Inc.†	94,734	7,254,730
Kiniksa Pharmaceuticals International PLC Class A†	119,387	2,339,985
Myriad Genetics, Inc.†	167,687	2,124,594
Neurocrine Biosciences, Inc.†	28,546	4,333,854
Sarepta Therapeutics, Inc.†	25,849	2,939,548
SpringWorks Therapeutics, Inc.†	77,893	2,920,988
Ultragenyx Pharmaceutical, Inc.†	80,175	3,449,930
Vaxcyte, Inc.†	40,925	3,614,496
		54,929,409
See accompanying notes to portfolio of investments
2 | Allspring Small Company Growth Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.63%
CONMED Corp.	47,448	$3,405,817
Haemonetics Corp.†	73,415	5,069,306
iRhythm Technologies, Inc.†	43,823	4,770,134
Neogen Corp.†	286,013	3,277,709
Paragon 28, Inc.†	269,682	3,511,260
TransMedics Group, Inc.†	32,375	2,186,931
		22,221,157
Health care providers & services: 1.40%
HealthEquity, Inc.†	45,030	4,972,213
Privia Health Group, Inc.†	158,285	3,616,812
		8,589,025
Health care technology: 2.10%
Evolent Health, Inc. Class A†	243,883	2,548,577
Phreesia, Inc.†	146,276	4,163,015
Waystar Holding Corp.†	153,215	6,157,711
		12,869,303
Life sciences tools & services: 4.99%
Avantor, Inc.†	389,064	8,668,346
Azenta, Inc.†	73,296	3,961,649
BioLife Solutions, Inc.†	172,355	4,706,153
Fortrea Holdings, Inc.†	148,129	2,490,048
ICON PLC ADR†	29,446	5,862,110
Stevanato Group SpA	216,707	4,856,404
		30,544,710
Pharmaceuticals: 0.67%
Axsome Therapeutics, Inc.†	38,536	4,102,542
Industrials: 22.73%
Aerospace & defense: 1.47%
AAR Corp.†	69,455	4,706,271
Kratos Defense & Security Solutions, Inc.†	128,881	4,300,759
		9,007,030
Air freight & logistics: 0.48%
GXO Logistics, Inc.†	64,412	2,927,525
Building products: 3.45%
AAON, Inc.	45,246	5,265,729
Advanced Drainage Systems, Inc.	46,903	5,671,042
AZEK Co., Inc. Class A†	88,286	4,522,892
Zurn Elkay Water Solutions Corp.	144,808	5,711,228
		21,170,891
Commercial services & supplies: 1.43%
CECO Environmental Corp.†	114,606	3,245,642
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
Montrose Environmental Group, Inc.†	112,579	$2,343,895
RB Global, Inc.	35,464	3,173,318
		8,762,855
Construction & engineering: 2.33%
Construction Partners, Inc. Class A†	56,842	4,570,097
Dycom Industries, Inc.†	27,128	5,131,533
MYR Group, Inc.†	32,169	4,554,165
		14,255,795
Electrical equipment: 0.68%
Generac Holdings, Inc.†	27,942	4,172,579
Ground transportation: 0.72%
Knight-Swift Transportation Holdings, Inc.	77,776	4,440,232
Machinery: 4.04%
Chart Industries, Inc.†	27,394	5,796,296
Flowserve Corp.	75,587	4,733,258
JBT Marel Corp.	37,385	4,972,205
SPX Technologies, Inc.†	45,000	6,683,400
Wabash National Corp.	164,718	2,569,601
		24,754,760
Marine transportation: 0.72%
Kirby Corp.†	40,452	4,415,336
Professional services: 5.70%
FTI Consulting, Inc.†	39,100	7,638,185
ICF International, Inc.	40,664	4,745,895
KBR, Inc.	112,337	6,113,380
SS&C Technologies Holdings, Inc.	116,936	9,465,969
Verra Mobility Corp. Class A†	262,869	6,937,113
		34,900,542
Trading companies & distributors: 1.71%
Boise Cascade Co.	33,605	4,239,607
Core & Main, Inc. Class A†	110,672	6,246,327
		10,485,934
Information technology: 24.75%
Communications equipment: 2.10%
Ciena Corp.†	95,310	8,305,313
Lumentum Holdings, Inc.†	53,777	4,574,272
		12,879,585
Electronic equipment, instruments & components: 3.12%
Advanced Energy Industries, Inc.	43,074	4,956,956
Itron, Inc.†	45,175	4,849,988
See accompanying notes to portfolio of investments
4 | Allspring Small Company Growth Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
PAR Technology Corp.†	90,231	$6,549,868
Rogers Corp.†	29,487	2,743,765
		19,100,577
IT services: 1.10%
ASGN, Inc.†	76,504	6,748,418
Semiconductors & semiconductor equipment: 2.93%
FormFactor, Inc.†	99,509	3,985,335
Onto Innovation, Inc.†	18,853	3,860,340
Synaptics, Inc.†	67,032	5,691,017
Teradyne, Inc.	38,250	4,428,968
		17,965,660
Software: 14.64%
Agilysys, Inc.†	49,547	4,470,130
BILL Holdings, Inc.†	45,929	4,444,549
Box, Inc. Class A†	246,719	8,237,947
Braze, Inc. Class A†	112,443	5,170,129
Confluent, Inc. Class A†	148,972	4,421,489
CyberArk Software Ltd.†	20,604	7,643,672
DoubleVerify Holdings, Inc.†	170,309	3,510,069
Jamf Holding Corp.†	255,388	3,858,913
JFrog Ltd.†	149,846	5,208,647
LiveRamp Holdings, Inc.†	118,731	4,036,854
nCino, Inc.†	137,958	4,691,952
Nutanix, Inc. Class A†	75,756	5,209,361
Procore Technologies, Inc.†	54,920	4,369,435
PTC, Inc.†	55,006	10,642,561
SentinelOne, Inc. Class A†	193,385	4,631,571
Sprout Social, Inc. Class A†	86,203	2,816,252
Varonis Systems, Inc. Class B†	139,481	6,326,858
		89,690,389
Technology hardware, storage & peripherals: 0.86%
Pure Storage, Inc. Class A†	77,653	5,264,097
Materials: 2.10%
Chemicals: 1.41%
Element Solutions, Inc.	336,089	8,674,457
Metals & mining: 0.69%
Steel Dynamics, Inc.	32,832	4,209,063
Total common stocks (Cost $391,032,793)		602,649,738
See accompanying notes to portfolio of investments
Allspring Small Company Growth Portfolio | 5

Portfolio of investments—January 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.71%
Investment companies: 1.71%
Allspring Government Money Market Fund Select Class♠∞		4.32%	10,439,271	$10,439,271
Total short-term investments (Cost $10,439,271)				10,439,271
Total investments in securities (Cost $401,472,064)	100.07%			613,089,009
Other assets and liabilities, net	(0.07)			(404,627)
Total net assets	100.00%			$612,684,382

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,643,722	$181,549,491	$(182,753,942)	$0	$0	$10,439,271	10,439,271	$439,633
See accompanying notes to portfolio of investments
6 | Allspring Small Company Growth Portfolio

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,000,328	$0	$0	$2,000,328
Consumer discretionary	59,887,760	0	0	59,887,760
Consumer staples	20,204,674	0	0	20,204,674
Energy	9,246,301	0	0	9,246,301
Financials	74,228,804	0	0	74,228,804
Health care	133,256,146	0	0	133,256,146
Industrials	139,293,479	0	0	139,293,479
Information technology	151,648,726	0	0	151,648,726
Materials	12,883,520	0	0	12,883,520
Short-term investments
Investment companies	10,439,271	0	0	10,439,271
Total assets	$613,089,009	$0	$0	$613,089,009
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Small Company Growth Portfolio | 7